Segment Reporting - Revenues and Percentage of Consolidated Revenues (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statoil ASA [Member]
Segment Reporting Information [Line Items]
Revenue of Significant Customer	$ 299.1	$ 283.7	$ 330.4
Percentage of Revenue of Significant Customer	15.00%	15.00%	16.00%
Petroleo Brasileiro SA [Member]
Segment Reporting Information [Line Items]
Revenue of Significant Customer	289.3	224.9	226.0
Percentage of Revenue of Significant Customer	15.00%	12.00%	11.00%
BP PLC [Member]
Segment Reporting Information [Line Items]
Revenue of Significant Customer			$ 222.2
Percentage of Revenue of Significant Customer			11.00%